Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
General and administrative costs	$ 966,218	$ 121,696
Advisory Fee		6,900,000
Loss from operations	(966,218)	(7,021,696)
OTHER INCOME (EXPENSE)
Change in fair value of PIPE Subscription Agreements liability	(1,264,969)
Interest earned on marketable securities held in Trust Account	2,101,884	717,933
Total other income	836,915	717,933
NET LOSS	$ (129,303)	$ (6,303,763)
Class A Ordinary Shares
OTHER INCOME (EXPENSE)
Weighted average shares outstanding (in Shares)	23,000,000	7,411,111
Basic net loss per ordinary share	$ 0	$ (0.5)
Diluted net loss per ordinary share	$ 0	$ (0.5)
Class B Ordinary Shares
OTHER INCOME (EXPENSE)
Weighted average shares outstanding (in Shares)	5,750,000	5,241,667
Basic net loss per ordinary share	$ 0	$ (0.5)
Diluted net loss per ordinary share	$ 0	$ (0.5)